Taxation (Details Narrative) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Taxation
Current tax expense		€ 0
Statutory tax rate	21.00%	21.00%
Corporate income tax rate	12.50%
Unrecognised deferred tax assets	€ 3,600		€ 1,700